INCOME TAXES	12 Months Ended
Dec. 26, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

Income tax provisions for the years ended December 26, 2015, December 27, 2014, and December 28, 2013 are summarized as follows (in thousands):

	2015	2014	2013
Currently Payable:
Federal	$34,672	$18,664	$12,683
State and local	6,643	4,852	3,381
Foreign	5,599	5,619	3,928
	46,914	29,135	19,992
Net Deferred:
Federal	(1,104)	4,128	3,696
State and local	96	1,079	600
Foreign	(36)	(193)	166
	(1,044)	5,014	4,462
	$45,870	$34,149	$24,454

The components of earnings before income taxes consist of the following:

	2015	2014	2013
U.S.	$115,231	$79,365	$59,334
Foreign	15,771	16,348	10,924
Total	$131,002	$95,713	$70,258

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	3.6	4.1	4.2
Effect of noncontrolling owned interest in earnings of partnerships	(0.3)	(0.2)	(0.3)
Manufacturing deduction	(2.4)	(2.0)	(2.0)
Tax credits, including foreign tax credit	(1.6)	(1.9)	(2.5)
Change in uncertain tax positions reserve	0.3	(0.2)	0.6
Other permanent differences	0.7	0.6	0.6
Other, net	(0.3)	0.3	(0.8)
Effective income tax rate	35.0%	35.7%	34.8%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 26, 2015 and December 27, 2014 are as follows (in thousands):

	2015	2014
Employee benefits	$10,996	$8,189
Net operating loss carryforwards	1,256	1,045
Foreign subsidiary capital loss carryforward	478	574
Other tax credits	3,518	3,034
Inventory	1,264	488
Reserves on receivables	1,213	1,086
Accrued expenses	5,311	4,186
Other, net	4,728	3,790
Gross deferred income tax assets	28,764	22,392
Valuation allowance	(1,454)	(1,371)
Deferred income tax assets	27,310	21,021
Depreciation	(25,795)	(23,907)
Intangibles	(20,765)	(18,056)
Other, net	(3,276)	(2,629)
Deferred income tax liabilities	(49,836)	(44,592)
Net deferred income tax liability	$(22,526)	$(23,571)

The valuation allowance consists of a capital loss carryforward we have for a wholly-owned subsidiary, Universal Forest Products of Canada, Inc., as well as various subsidiary net operating losses and credit carryforwards within certain state jurisdictions.  Based upon the business activity and the nature of the assets of these subsidiaries, our ability to realize a future benefit from these carryforwards is in doubt, therefore we have established an allowance against the amount of the future benefit. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

ASC 740, Income Taxes (“ASC 740”) clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.  ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, and disclosure requirements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2015	2014	2013
Gross unrecognized tax benefits beginning of year	$1,793	$1,923	$1,531
Increase in tax positions for prior years	—	—	230
Increase in tax positions for current year	754	556	481
Settlements with taxing authorities	—	—	—
Lapse in statute of limitations	(338)	(686)	(319)
Gross unrecognized tax benefits end of year	$2,209	$1,793	$1,923

Our effective tax rate would have been affected by the unrecognized tax benefits had this amount been recognized as a reduction to income tax expense.

We recognized interest and penalties for unrecognized tax benefits in our provision for income taxes.  The liability for unrecognized tax benefits included accrued interest and penalties of $0.2 million, $0.2 million and $0.2 million at December 26, 2015, December 27, 2014, and December 28, 2013, respectively.

We file income tax returns in the United States and in various state, local and foreign jurisdictions.  The federal and a majority of state and foreign jurisdictions are no longer subject to income tax examinations for years before 2012.  A number of routine state and local examinations are currently ongoing.  Due to the potential for resolution of state examinations, and the expiration of various statutes of limitation, and new positions that may be taken, it is reasonably possible that the amounts of unrecognized tax benefits could change in the next twelve months.